GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill	Changes in goodwill in the years ended December 31, 2012 and 2013 are as follows:
	2012	2013

Goodwill, beginning of year	$24,465	$24,465
Acquisitions	-	5,604

Goodwill, end of year	24,465	30,069

Schedule of Intangible Assets, Net
Intangible assets:

	Weighted
	average
	amortization	December 31,
	period	2012	2013
	(years)
Cost:
Acquired technology	6	$12,625	$14,939
Customers relationships and brand name	10	9,107	9,817

		21,732	24,756

Accumulated amortization:
Acquired technology		8,814	10,979
Customers relationships and brand name		7,790	8,707

		16,604	19,686

Intangible assets, net		$5,128	$5,070

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2014	1,690
2015	961
2016	844
2017	731
2018 and thereafter	844

Total	$5,070